Offsets	Feb. 17, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	F-1
File Number	333-292153
Initial Filing Date	Dec. 15, 2025
Fee Offset Claimed	$ 51,489.76
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Ordinary shares (2)
Unsold Securities Associated with Fee Offset Claimed | shares	2,803,549
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 10,866,226
Explanation for Claimed Amount	As such, there remains 10,866,226 unsold Ordinary Shares under the Prior Registration Statement There remains $199,568.22 unused fees from the Prior Registration Statement. The Registrant is therefore claiming $51,489.76 as a fee offset related to 2,803,549 Ordinary Shares from the Prior Registration Statement.
Termination / Withdrawal Statement	The Registrant previously paid registration fees to register 13,025,574 Ordinary Shares under a Registration Statement on Form F-1 (File No. 333-292153) (the “Prior Registration Statement”). The selling stockholders identified in the Prior Registration Statement have fully converted their convertible promissory notes and were issued 1,230,698 Ordinary Shares upon such conversion. The Company also issued 928,650 to the SEPA Investor under the Prior Registration Statement. As such, there remains 10,866,226 unsold Ordinary Shares under the Prior Registration Statement There remains $199,568.22 unused fees from the Prior Registration Statement. The Registrant is therefore claiming $51,489.76 as a fee offset related to 2,803,549 Ordinary Shares from the Prior Registration Statement.The Company has completed the offering relating to its Ordinary Shares made under the Prior Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	SMX (Security Matters) Public Ltd Co
Form or Filing Type	F-1
File Number	333-292153
Filing Date	Dec. 15, 2025
Fee Paid with Fee Offset Source	$ 51,489.76
Termination / Withdrawal Statement	The Registrant previously paid registration fees to register 13,025,574 Ordinary Shares under a Registration Statement on Form F-1 (File No. 333-292153) (the “Prior Registration Statement”). The selling stockholders identified in the Prior Registration Statement have fully converted their convertible promissory notes and were issued 1,230,698 Ordinary Shares upon such conversion. The Company also issued 928,650 to the SEPA Investor under the Prior Registration Statement. As such, there remains 10,866,226 unsold Ordinary Shares under the Prior Registration Statement There remains $199,568.22 unused fees from the Prior Registration Statement. The Registrant is therefore claiming $51,489.76 as a fee offset related to 2,803,549 Ordinary Shares from the Prior Registration Statement.